Financial instruments and risk management - Currency risk (Details) - Currency risk - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sensitivity analysis
Percentage of increase of USD relative to RUB	50.00%
Net effect on profit or loss	₽ 15,389
10% increase in USD relative to RUB
Sensitivity analysis
Percentage of increase of USD relative to RUB	10.00%	10.00%
Gain (loss) on change in value of foreign currency basis spreads, before tax	₽ 3,078	₽ 14,713
USD-denominated
Financial instruments and risk management
Net exposure	30,777	147,126
EUR-denominated
Financial instruments and risk management
Net exposure	7,015	6,339
RUB-denominated
Financial instruments and risk management
Net exposure	4,732	14,391
Cash and cash equivalents.. | USD-denominated
Financial instruments and risk management
Net exposure	185,071	173,016
Cash and cash equivalents.. | EUR-denominated
Financial instruments and risk management
Net exposure	12,647	930
Cash and cash equivalents.. | RUB-denominated
Financial instruments and risk management
Net exposure	5,694	14,391
Trade and other payables.. | USD-denominated
Financial instruments and risk management
Net exposure	220,511	32,371
Trade and other payables.. | EUR-denominated
Financial instruments and risk management
Net exposure	6,255	8,063
Trade and other payables.. | RUB-denominated
Financial instruments and risk management
Net exposure	962
Trade and other receivables. | USD-denominated
Financial instruments and risk management
Net exposure	4,663	6,481
Trade and other receivables. | EUR-denominated
Financial instruments and risk management
Net exposure	₽ 623	₽ 794